FINANCIAL INSTRUMENTS - Reconciliation of Carrying Amount of Financial Instruments Classified as Level 3 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of the carrying amount of financial instruments [abstract]
Balance at the beginning of the year	$ 461,150
Balance at end of the year	743,412	$ 461,150
Level 3 | Non-controlling interest put options
Reconciliation of the carrying amount of financial instruments [abstract]
Balance at the beginning of the year	0	10,020
Non-controlling interest put options resulting from the Airtrax Acquisition	10,888
Net foreign exchange differences	(389)	635
Balance at end of the year	$ 10,499	0
Powerband Industries Private Limited | Level 3 | Non-controlling interest put options
Reconciliation of the carrying amount of financial instruments [abstract]
Valuation adjustment made to Powerband non-controlling interest put options		(1,845)
Extinguishment of Powerband non-controlling interest put options		$ (8,810)